Concentrations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Concentrations [Line Items]
Cash deposit at financial institutions outside (in Dollars)	$ 6,787,221
Cash deposit at financial institutions (in Dollars)	$ 1,890,435		$ 4,785,389
Subsidiaries [Member]
Concentrations [Line Items]
Total revenue percentage	7.70%	6.00%
Customer One [Member]
Concentrations [Line Items]
Total revenue percentage	70.30%	76.10%
Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage	69.10%		72.40%
Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	10.00%		10.70%
Sales [Member] | Customer [Member]
Concentrations [Line Items]
Aggregate sales percentage	78.00%	82.10%